Property and Equipment	12 Months Ended
Mar. 31, 2012
Property and Equipment

6.    Property and Equipment

Property and equipment at March 31, 2011 and 2012 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Property and equipment, at cost:
Land	¥12,901	¥14,532	$176,810
Buildings and structures	67,851	75,301	916,182
Tools, furniture and fixtures	24,867	25,050	304,782
Construction in progress	538	182	2,214

Total	106,157	115,065	1,399,988
Less-Accumulated depreciation and amortization	(46,649)	(52,814)	(642,585)

Net property and equipment	¥59,508	¥62,251	$757,403

See Note 12 for assets under capital leases that are included in the above.

Depreciation and amortization expense for the years ended March 31, 2010, 2011 and 2012 amounted to ¥8,284 million, ¥8,432 million and ¥7,482 million ($91,033 thousand), respectively.

When KONAMI identifies a change in circumstances that indicates the carrying amount of long-lived assets might not be recoverable, KONAMI considers the impairment of the assets.

For the purpose of assessing impairment of long-lived assets used for Health & Fitness operations, grouping is at the individual club operation level which is considered to be the lowest level at which identifiable cash flows are largely independent of the cash flows of other assets. The carrying amount of the club assets is compared to the expected undiscounted future cash flows to be generated by those assets over the estimated remaining useful life of the club. Cash flows are projected for each club based on historical results and expectations. In cases where the expected future cash flows are less than the carrying amount of the assets, those clubs are considered impaired and the assets are written down to fair value. For purposes of estimating fair value, KONAMI utilized the projected future cash flows of the impaired clubs discounted at its weighted average cost of capital.

During the fiscal year ended March 31, 2010, KONAMI recorded a pre-tax impairment charge of ¥480 million for long-lived assets related to closure of facilities, which was included in restructuring and impairment charges in the accompanying consolidated statements of income for the year ended March 31, 2010.

During the fiscal year ended March 31, 2011, KONAMI recorded a pre-tax impairment charge of ¥2,253 million for long-lived assets related to damaged facilities by the Great East Japan Earthquake in March 2011, which was included in earthquake related and expenses in the accompanying consolidated statements of income for the year ended March 31, 2011. See Note 9.